Exhibit 99.1

Navient Student Loan Trust 2015-3

Monthly Servicing Report

Distribution Date 07/25/2016

Collection Period 06/01/2016 - 06/30/2016

Navient Funding, LLC - Depositor
Navient Solutions - Master Servicer and Administrator
Wells Fargo - Indenture Trustee
Wells Fargo Bank, National Association - Eligible Lender Trustee
Navient Investment Corp. - Excess Distribution Certificateholder

I.		Deal Parameters

A		Student Loan Portfolio Characteristics		06/18/2015	05/31/2016	06/30/2016
		Principal Balance		$731,924,193.58	$663,317,966.87	$656,043,487.54
		Interest to be Capitalized Balance		5,723,713.00	4,588,610.80	4,169,500.29
		Pool Balance		$737,647,906.58	$667,906,577.67	$660,212,987.83
		Specified Reserve Account Balance		12,418,487.00	1,669,766.44	1,650,532.47
		Adjusted Pool (1)		$750,066,393.58	$669,576,344.11	$661,863,520.30

		Weighted Average Coupon (WAC)		5.90%	5.92%	5.92%
		Number of Loans		106,911	94,732	93,490
		Aggregate Outstanding Principal Balance - Tbill			$78,313,939.65	$77,244,988.88
		Aggregate Outstanding Principal Balance - LIBOR			$589,592,638.02	$582,967,998.95

		Pool Factor			0.887423627	0.877201429
		Since Issued Constant Prepayment Rate			4.92%	5.08%

	(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B		Debt Securities	Cusip/Isin	06/27/2016		07/25/2016

		A1	63939LAA5	$153,532,698.95		$145,935,567.50
		A2	63939LAB3	$486,000,000.00		$486,000,000.00
		B	63939LAC1	$20,000,000.00		$20,000,000.00

C		Account Balances		06/27/2016		07/25/2016
		Reserve Account Balance		$1,669,766.44		$1,650,532.47
		Capitalized Interest Account Balance		$-		$-
		Floor Income Rebate Account		$1,406,199.18		$2,741,622.27
		Supplemental Loan Purchase Account		$-		$-

D		Asset / Liability		06/27/2016		07/25/2016

		Adjusted Pool Balance + Supplemental Loan Purchase		$669,576,344.11		$661,863,520.30
		Total Notes		$659,532,698.95		$651,935,567.50
		Difference		$10,043,645.16		$9,927,952.80
		Parity Ratio		1.01523		1.01523

Page 2 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

II.	Trust Activity 06/01/2016 through 06/30/2016

	A	Student Loan Principal Receipts
		Borrower Principal	2,451,649.04
		Guarantor Principal	3,184,457.94
		Consolidation Activity Principal	3,725,634.60
		Seller Principal Reimbursement	-
		Servicer Principal Reimbursement	79.61
		Rejected Claim Repurchased Principal	-
		Other Principal Deposits	-
		Total Principal Receipts	$9,361,821.19
	B	Student Loan Interest Receipts
		Borrower Interest	1,138,963.04
		Guarantor Interest	124,768.51
		Consolidation Activity Interest	66,600.58
		Special Allowance Payments	0.00
		Interest Subsidy Payments	0.00
		Seller Interest Reimbursement	0.00
		Servicer Interest Reimbursement	6,027.25
		Rejected Claim Repurchased Interest	0.00
		Other Interest Deposits	44,479.25
		Total Interest Receipts	$1,380,838.63
	C	Reserves in Excess of Requirement	$19,233.97
	D	Investment Income	$4,629.56
	E	Funds Borrowed from Next Collection Period	$-
	F	Funds Repaid from Prior Collection Period	$-
	G	Loan Sale or Purchase Proceeds	$-
	H	Initial Deposits to Collection Account	$-
	I	Excess Transferred from Other Accounts	$-
	J	Other Deposits	$-
	K	Funds Released from Capitalized Interest Account	$-
	L	Less: Funds Previously Remitted:
		Servicing Fees to Servicer	$-
		Consolidation Loan Rebate Fees to Dept. of Education	$(288,732.63)
		Floor Income Rebate Fees to Dept. of Education	$-
		Funds Allocated to the Floor Income Rebate Account	$(1,335,423.09)
	M	AVAILABLE FUNDS	$9,142,367.63

	N	Non-Cash Principal Activity During Collection Period	$(2,087,341.86)
	O	Non-Reimbursable Losses During Collection Period	$70,412.51
	P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-
	Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

III.	2015-3 Portfolio Characteristics

		06/30/2016				05/31/2016
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	5.84%	429	$1,823,817.21	0.278%	5.89%	428	$1,813,779.05	0.273%
	GRACE	6.35%	144	$541,132.91	0.082%	6.17%	214	$872,023.31	0.131%
	DEFERMENT	5.81%	10,107	$61,251,465.47	9.336%	5.79%	10,054	$60,174,320.51	9.072%

REPAYMENT:	CURRENT	5.88%	57,662	$387,889,036.64	59.126%	5.88%	58,020	$390,595,138.66	58.885%
	31-60 DAYS DELINQUENT	6.05%	3,012	$23,381,946.09	3.564%	5.95%	3,925	$29,084,912.17	4.385%
	61-90 DAYS DELINQUENT	5.85%	2,150	$14,651,414.81	2.233%	6.10%	2,136	$15,409,131.35	2.323%
	91-120 DAYS DELINQUENT	6.08%	1,391	$9,927,315.40	1.513%	5.74%	1,688	$11,643,757.83	1.755%
	> 120 DAYS DELINQUENT	5.82%	4,556	$32,381,543.23	4.936%	5.90%	4,389	$32,415,160.67	4.887%

	FORBEARANCE	6.12%	13,190	$118,652,035.95	18.086%	6.12%	12,937	$115,944,004.06	17.479%
	CLAIMS IN PROCESS	5.62%	849	$5,543,779.83	0.845%	5.71%	941	$5,365,739.26	0.809%

TOTAL			93,490	$656,043,487.54	100.00%		94,732	$663,317,966.87	100.00%
* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

IV.	2015-3 Portfolio Characteristics (cont'd)

		06/30/2016	05/31/2016
	Pool Balance	$660,212,987.83	$667,906,577.67
	Outstanding Borrower Accrued Interest	$10,242,459.36	$10,793,009.55
	Borrower Accrued Interest to be Capitalized	$4,169,500.29	$4,588,610.80
	Borrower Accrued Interest >30 Days Delinquent	$2,148,397.39	$2,343,730.01
	Total # Loans	93,490	94,732
	Total # Borrowers	42,333	42,887
	Weighted Average Coupon	5.92%	5.92%
	Weighted Average Remaining Term	167.58	167.58
	Non-Reimbursable Losses	$70,412.51	$72,005.16
	Cumulative Non-Reimbursable Losses	$779,723.42	$709,310.91
	Since Issued Constant Prepayment Rate (CPR)	5.08%	4.92%
	Loan Substitutions	$-	$-
	Cumulative Loan Substitutions	$-	$-
	Rejected Claim Repurchases	$-	$-
	Cumulative Rejected Claim Repurchases	$-	$-
	Unpaid Primary Servicing Fees	$-	$-
	Unpaid Administration Fees	$-	$-
	Unpaid Carryover Servicing Fees	$-	$-
	Note Principal Shortfall	$-	$-
	Note Interest Shortfall	$-	$-
	Unpaid Interest Carryover	$-	$-
	Non-Cash Principal Activity - Capitalized Interest	$2,161,635.49	$1,628,002.43
	Borrower Interest Accrued	$2,940,798.44	$3,076,132.13
	Interest Subsidy Payments Accrued	$225,385.39	$232,463.24
	Special Allowance Payments Accrued	$39,971.37	$39,905.03

Page 5 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

V.	2015-3 Portfolio Statistics by School and Program

		Weighted Average Coupon
A	LOAN TYPE		# LOANS	$ AMOUNT	% *

	- GSL (1) - Subsidized	5.46%	39,753	133,297,454.80	20.318%
	- GSL - Unsubsidized	5.70%	32,397	162,552,514.50	24.778%
	- PLUS (2) Loans	7.75%	2,598	28,046,983.62	4.275%
	- SLS (3) Loans	3.60%	86	472,090.95	0.072%
	- Consolidation Loans	6.06%	18,656	331,674,443.67	50.557%

	Total	5.92%	93,490	$656,043,487.54	100.000%

		Weighted Average Coupon
B	SCHOOL TYPE		# LOANS	$ AMOUNT	% *

	- Four Year	5.83%	59,113	276,450,940.27	42.139%
	- Two Year	5.54%	12,989	40,112,657.59	6.114%
	- Technical	5.42%	2,693	8,027,106.72	1.224%
	- Other	6.06%	18,695	331,452,782.96	50.523%

	Total	5.92%	93,490	$656,043,487.54	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan
(2)	Parent Loans for Undergraduate Students
(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

VI.	2015-3 Waterfall for Distributions

		Paid	Remaining Funds Balance

Total Available Funds			$9,142,367.63

A	Trustee Fees	$12,500.00	$9,129,867.63

B	Primary Servicing Fee	$139,031.00	$8,990,836.63

C	Administration Fee	$6,667.00	$8,984,169.63

D	Class A Noteholders' Interest Distribution Amount	$509,390.49	$8,474,779.14

E	Class B Noteholders' Interest Distribution Amount	$30,384.67	$8,444,394.47

F	Reserve Account Reinstatement	$-	$8,444,394.47

G	Class A Noteholders' Principal Distribution Amount	$7,597,131.45	$847,263.02

H	Class B Noteholders' Principal Distribution Amount	$-	$847,263.02

I	Class A Noteholders' Accelerated Principal Distribution Amount	$-	$847,263.02

J	Class B Noteholders' Accelerated Principal Distribution Amount	$-	$847,263.02

K	Unpaid Expenses of The Trustees	$-	$847,263.02

L	Carryover Servicing Fee	$-	$847,263.02

M	Remaining Amounts to the Noteholders after the first auction date	$-	$847,263.02

N	Excess Distribution Certificateholder	$847,263.02	$-

Waterfall Triggers
A	Student Loan Principal Outstanding	$656,043,487.54
B	Interest to be Capitalized	$4,169,500.29
C	Capitalized Interest Account Balance	$-
D	Reserve Account Balance (after any reinstatement)	$1,650,532.47
E	Less: Specified Reserve Account Balance	$(1,650,532.47)
F	Total	$660,212,987.83
G	Class A Notes Outstanding (after application of available funds)	$631,935,567.50
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

VII. 2015-3 Distributions

Distribution Amounts

	A1	A2	B

Cusip/Isin	63939LAA5	63939LAB3	63939LAC1
Beginning Balance	$153,532,698.95	$486,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.32%	0.65%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/27/2016	6/27/2016	6/27/2016
Accrual Period End	7/25/2016	7/25/2016	7/25/2016
Daycount Fraction	0.07777778	0.07777778	0.07777778
Interest Rate*	0.77330%	1.10330%	1.95330%
Accrued Interest Factor	0.000601456	0.000858122	0.001519234
Current Interest Due	$92,343.09	$417,047.40	$30,384.67
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$92,343.09	$417,047.40	$30,384.67
Interest Paid	$92,343.09	$417,047.40	$30,384.67
Interest Shortfall	$-	$-	$-
Principal Paid	$7,597,131.45	$-	$-
Ending Principal Balance	$145,935,567.50	$486,000,000.00	$20,000,000.00
Paydown Factor	0.030123440	0.000000000	0.000000000
Ending Balance Factor	0.578650149	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016

VIII.	2015-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$659,532,698.95
	Adjusted Pool Balance	$661,863,520.30
	Overcollateralization Amount	$9,927,952.80
	Principal Distribution Amount	$7,597,131.45
	Principal Distribution Amount Paid	$7,597,131.45

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,669,766.44
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,669,766.44

	Required Reserve Acct Balance	$1,650,532.47
	Release to Collection Account	$19,233.97
	Ending Reserve Account Balance	$1,650,532.47

C	Floor Income Rebate Account
	Beginning Period Balance	$1,406,199.18
	Deposits for the Period	$1,335,423.09
	Release to Collection Account	$-
	Ending Balance	$2,741,622.27

D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2015‑3 Monthly Servicing Report: Collection Period 06/01/2016 ‑ 06/30/2016, Distribution Date 07/25/2016